UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  December 31, 2007"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value total:		$161,271,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   842000    15000 SH         SOLE        	                       15000
ALCOA INC                      COM              013817101  7310000   200000 SH         SOLE                                   200000
ALTRIA GROUP INC               COM              02209S103  8253000   109190 SH         SOLE                                   109190
AT&T INC                       COM              00206R102  3622000    87146 SH         SOLE                                    87146
BANK OF AMERICA                COM              060505104  6548000   158694 SH         SOLE                                   158694
BERKSHIRE HATHAWAY INC         CLA              084670108   521000      110 SH         SOLE                                      110
BP PLC                         Spon ADR         055622104  4786000    65416 SH         SOLE                                    65416
CHEVRON CORP                   COM              166764100  3248000    34796 SH         SOLE                                    34796
COLGATE PALMOLIVE              COM              194162103  4441000    56970 SH         SOLE                                    56970
CONOCO PHILLIPS                COM              20825C104  7652000    86656 SH         SOLE                                    86656
COSTCO WHSLE                   COM              22160K105  5738000    82250 SH         SOLE                                    82250
DUPONT                         COM              263534109  6515000   147776 SH         SOLE                                   147776
EXXON MOBIL                    COM              30231G102  8138000    86860 SH         SOLE                                    86860
FORTUNE BRANDS INC             COM              349631101  2612000    36100 SH         SOLE                                    36100
GENERAL ELECTRIC               COM              369604103  6467000   174450 SH         SOLE                                   174450
HARSCO CORP                    COM              415864107  1076000    16800 SH         SOLE                                    16800
HSBC HOLDINGS                  SPON ADR - NEW   404280406  5289000    69634 SH         SOLE                                    69634
IBM                            COM              459200101   340000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108   829000    36000 SH         SOLE                                    36000
JOHNSON & JOHNSON              COM              478160104  7126000   106840 SH         SOLE                                   106840
JP MORGAN CHASE                COM              46625H100  4690000   107450 SH         SOLE                                   107450
KRAFT FOODS INC                CLA              50075N104  6243000   191342 SH         SOLE                                   191342
LOCKHEED MARTIN CORP           COM              539830109  6800000    64600 SH         SOLE                                    64600
MARATHON OIL                   COM              565849106  5560000    91360 SH         SOLE                                    91360
MERRILL LYNCH & CO             COM              590188108  1267000    23600 SH         SOLE                                    23600
METLIFE INC                    COM              59156R108  5991000    97230 SH         SOLE                                    97230
MOLEX INC                      COM              608554101   479000    17550 SH         SOLE                                    17550
MOLEX INC CI A NONVOTING       CLA              608554200   466000    17720 SH         SOLE                                    17720
NORTHROP GRUMMAN               COM              666807102  7392000    94000 SH         SOLE                                    94000
PFIZER INC                     COM              717081103  3291000   144800 SH         SOLE                                   144800
PROCTER & GAMBLE               COM              742718109  8583000   116900 SH         SOLE                                   116900
ROYAL DUTCH SHELL              SPON ADR A       780259206  3310000    39315 SH         SOLE                                    39315
SCHLUMBERGER LTD               COM              806857108   256000     2600 SH         SOLE                                     2600
CHARLES SCHWAB CORP            COM              808513105   376000    14700 SH         SOLE                                    14700
SIGMA-ALDRICH                  COM              826552101  2046000    37480 SH         SOLE                                    37480
TESORO CORP                    COM              881609101   954000    20000 SH         SOLE                                    20000
TIME WARNER INC                COM              887317105   182000    11000 SH         SOLE                                    11000
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   212000     2000 SH         SOLE                                     2000
VERIZON COMMUNICATIONS         COM              92343V104   692000    15828 SH         SOLE                                    15828
WALT DISNEY CO                 COM DISNEY       254687106   344000    10670 SH         SOLE                                    10670
WASHINGTON MUTUAL              COM              939322103   268000    19655 SH         SOLE                                    19655
WELLS FARGO                    COM              949746101  6364000   210800 SH         SOLE                                   210800
WEYERHAEUSER                   COM              962166104  4152000    56300 SH         SOLE                                    56300